Earnings per share	12 Months Ended
Dec. 31, 2021
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Earnings per share
15. Earnings per share

	2021 pence	2020 pence	2019 pence

Basic earnings per share	87.6	115.5	93.9

Diluted earnings per share	86.6	114.1	92.6
Basic earnings per share has been calculated by dividing the profit attributable to shareholders by the weighted average number of shares in issue during the period after deducting shares held by the ESOP Trusts and Treasury shares. The trustees have waived their rights to dividends on the shares held by the ESOP Trusts.
Diluted earnings per share has been calculated after adjusting the weighted average number of shares used in the basic calculation to assume the conversion of all potentially dilutive shares. A potentially dilutive share forms part of the employee share schemes where its exercise price is below the average market price of GSK shares during the period and any performance conditions attaching to the scheme have been met at the balance sheet date.
The numbers of shares used in calculating basic and diluted earnings per share are reconciled below.

Weighted average number of shares in issue	2021 millions	2020 millions	2019 millions

Basic	5,003	4,976	4,947

Dilution for share options and awards	62	62	69

Diluted	5,065	5,038	5,016